PAGE 1
                            SECURITIES AND EXCHANGE COMMISSION

                                  Washington, D.C.  20549

                                         Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.


Post-Effective Amendment No.  19  (File No. 33-20872)            X

                                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)

Amendment No.   22   (File No. 811-5522)

IDS UTILITIES INCOME FUND, INC.
IDS Tower 10, Minneapolis, MN 55440-0010

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
  X immediately upon filing pursuant to paragraph (b) on August 29, 1997 pursuant to paragraph (b) of Rule 485
     60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i)
     75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its most recent fiscal year was filed on Aug. 18, 1997.

PAGE 2
Cross reference sheet showing the location in its prospectus and the Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B

                  Section                                                    Section in
  Item No.        in Prospectus                               Item No.       Statement of Additional Information
     1            Cover page of prospectus                      10           Cover page of SAI

     2(a)         Sales charge and Fund expenses                11           Table of Contents
      (b)         The Fund in brief
      (c)         The Fund in brief                             12           NA

     3(a)         Financial highlights                          13(a)        Additional Investment Policies; all
      (b)         NA                                                           appendices except Dollar-Cost Averaging
      (c)         Performance                                     (b)        Additional Investment Policies
      (d)         Financial highlights                            (c)        Additional Investment Policies
                                                                  (d)        Security Transactions
     4(a)         The Fund in brief; Investment policies and
                    risks; How the Fund is organized            14(a)        Board members and officers of the Fund;**
      (b)         Investment policies and risks                                Board Members and Officers
      (c)         Investment policies and risks                   (b)        Board Members and Officers
                                                                  (c)        Board Members and Officers
     5(a)         Board members and officers; Board members
                    and officers of the Fund (listing)          15(a)        NA
      (b)(i)      Investment manager;                             (b)        NA
                    About American Express Financial              (c)        Board Members and Officers
                    Corporation -- General Information
      (b)(ii)     Investment manager                            16(a)(i)     How the Fund is organized; About American
      (b)(iii)    Investment manager                                           Express Financial Corporation**
      (c)         Portfolio manager                               (a)(ii)    Agreements: Investment Management Services
      (d)         Administrator and transfer Agent                             Agreement, Plan and
      (e)         Administrator and transfer Agent                             Agreement of Distribution
      (f)         Distributor                                     (a)(iii)   Agreements: Investment Management Services Agreement
      (g)         Investment manager;                             (b)        Agreements: Investment Management Services Agreement
                    About American Express Financial              (c)        NA
                    Corporation -- General Information            (d)        Agreements: Administrative Services Agreement,
                                                                               Shareholder Service Agreement
    5A(a)         *                                               (e)        NA
      (b)         *                                               (f)        Agreements: Distribution Agreement
                                                                  (g)        NA
     6(a)         Shares; Voting rights                           (h)        Custodian; Independent Auditors
      (b)         NA                                              (i)        Agreements:  Transfer Agency Agreement; Custodian
      (c)         NA
      (d)         Voting rights                                 17(a)        Security Transactions
      (e)         Cover page; Special shareholder services        (b)        Brokerage Commissions Paid to Brokers Affiliated
      (f)         Dividend and capital gain distributions;                     with American Express Financial Corporation
                    Reinvestments                                 (c)        Security Transactions
      (g)         Taxes                                           (d)        Security Transactions
      (h)         Alternative purchase arrangements               (e)        Security Transactions

     7(a)         Distributor                                   18(a)        Shares; Voting rights**
      (b)         Valuing Fund shares                             (b)        NA
      (c)         How to purchase, exchange or redeem shares
      (d)         How to purchase shares                        19(a)        Investing in the Fund
      (e)         NA                                              (b)        Valuing Fund Shares; Investing in the Fund
      (f)         Distributor                                     (c)        Redeeming Shares

     8(a)         How to redeem shares                          20           Taxes
      (b)         NA
      (c)         How to purchase shares:  Three ways to invest 21(a)        Agreements: Distribution Agreement
      (d)         How to purchase, exchange or redeem shares:     (b)        Agreements: Distribution Agreement
                    Redemption policies -- "Important..."         (c)        NA

     9            None                                          22(a)        Performance Information (for money market
                                                                               funds only)
                                                                  (b)        Performance Information (for all funds except
                                                                               money market funds)

                                                                23           Financial Statements

*Designates information is located in annual report.
**Designates location in prospectus.
/TABLE

PAGE 3
PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a)    Registrant's financial statements filed as part of Post-
       Effective Amendment No. 18 to Registration Statement No. 33-20872 is incorporated herein by reference:

(b)  EXHIBITS:

1.            Articles of Incorporation, dated March 25, 1988, filed as
              Exhibit 1 to Registration Statement No. 33-20872, is incorporated herein by reference.

2. By-laws filed as Exhibit 2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 33-20872, is incorporated herein by reference.

3.            Not Applicable.

4.            Copy of Stock Certificate for common stock, filed as
              Exhibit 4 on Form SE on June 28, 1988, to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 33-20872, is incorporated herein by reference.

5. Copy of Investment Management and Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 33-20872, filed on August 28, 1997, is incorporated herein by reference.

6. Copy of Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 33-20872, filed on August 28, 1997, is incorporated herein by reference.

7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8(a). Copy of Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 33-20872, filed on August 28, 1997, is incorporated herein by reference.

PAGE 4
8(b). Copy of Custody Agreement between Morgan Stanley Company and IDS Bank and Trust dated May, 1993, to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 33-20872, filed on August 28, 1997, is incorporated herein by reference.

9(a). Copy of Transfer Agency Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 33-20872, filed on August 28, 1997, is incorporated herein by reference.

9(b). Copy of License Agreement between Registrant and IDS Financial Corporation, dated June 15, 1992, filed as
                    Exhibit 9(b) to Registrant's Post-Effective
                    Amendment No. 6 to Registration Statement No. 33-20872, is incorporated herein by reference.

9(c).               Copy of Shareholder Service Agreement between
                    Registrant and American Express Financial Advisors Inc., dated March 20, 1995, to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 33-20872, filed on August 28, 1997, is incorporated herein by reference.

9(d). Copy of Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 33-20872, filed on August 28, 1997, is incorporated herein by reference.

9(e) Copy of the Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997 filed electronically on or about May 27, as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Amendment No. 30 to Registration Statement No. 2-93745, is incorporated herein by reference.

              Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 Notice.

11.           Not applicable.

12.           None.

PAGE 5
13. Copy of Agreement made in consideration for providing initial capital, between Registrant and IDS Financial Corporation filed as Exhibit 13 to Registration Statement No. 33-20872, is incorporated herein by reference.

14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post-Effective Amendment No. 34 to Registration Statement No. 2-38355 on Sept. 8, 1986, are incorporated herein by reference.

15. Copy of Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 33-20872, filed on August 28, 1997, is incorporated herein by reference.

16. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22(b), filed as Exhibit 16 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 33-20872, is incorporated herein by reference.

17. Financial Data Schedules, are filed electronically herewith.

18. Copy of Plan pursuant to Rule 18f-3 under the 1940 Act filed electronically as exhibit 18 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-20872, is incorporated herein by reference.

19(a). Directors' Power of Attorney to sign Amendments to this Registration Statement dated January 8, 1997, to
              Registrant's Post-Effective Amendment No. 18 to
              Registration Statement No. 33-20872, filed on August 28, 1997, is incorporated herein by reference.

19(b). Officers' Power of Attorney to sign Amendments to this Registration Statement dated Nov. 1, 1995, filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 17, is incorporated herein by reference.

Item 25.      Persons Controlled by or Under Common Control with
              Registrant.

              None.

PAGE 6
Item 26.      Number of Holders of Securities

            (1)                          (2)
                                   Number of Record
                                    Holders as of
       Title of Class              August 19, 1997

        Class A                         53,166
        Class B                          9,022
        Class Y                             82

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a)  Not Applicable.
             (b)  Not Applicable.
             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 8
                                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Utilities Income Fund, Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 3rd day of September, 1997.


IDS UTILITIES INCOME FUND, INC.


by /s/ William R. Pearce**
       William R. Pearce, President

by /s/ Melinda S. Urion
       Melinda S. Urion, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of September, 1997.

Signatures                                   Capacity

/s/  William R. Pearce**                     President, Principal
     William R. Pearce                       Executive Officer and
                                             Director

/s/  H. Brewster Atwater, Jr.*               Director
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                        Director
     Lynne V. Cheney

/s/  William H. Dudley*                      Director
     William H. Dudley

/s/  Robert F. Froehlke*                     Director
     Robert F. Froehlke

/s/  David R. Hubers*                        Director
     David R. Hubers

/s/  Heinz F. Hutter*                        Director
     Heinz F. Hutter

/s/  Anne P. Jones*                          Director
     Anne P. Jones

/s/  Melvin R. Laird*                        Director
     Melvin R. Laird

PAGE 9
Signatures                                   Capacity

/s/  Alan K. Simpson*                        Director
     Alan K. Simpson

/s/  Edson W. Spencer*                       Director
     Edson W. Spencer

/s/  John R. Thomas*                         Director
     John R. Thomas

/s/  Wheelock Whitney*                       Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                       Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated January 8, 1997 filed electronically as Exhibit 19(a) to Registrant's Post-
Effective Amendment No. 18 to Registration Statement No. 33-20872
by:



__________________________________
Leslie L. Ogg


**Signed pursuant to Officers' Power of Attorney dated Nov. 1,
1995, filed electronically as Exhibit 19(b) to Registrant's Post-
Effective Amendment No. 18 to Registration Statement No. 33-20872
by:



__________________________________
Leslie L. Ogg

PAGE 10
CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 19 TO REGISTRATION
STATEMENT NO. 33-20872

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

The cross reference page.

Part A.

     The prospectus by reference.

Part B.

     Statement of Additional Information by reference.

     Financial Statements by reference.

Part C.

     Other information.

     Exhibits.

The signatures.